                                      CNA
                                 CAPITAL SELECT
                                    VARIABLE
                                 UNIVERSAL LIFE



                                         Annual Report
                                         issued by the
                                         Valley Forge
                                         Life Insurance Company,
                                         one of the CNA
                                         companies


                                         December 31, 1999




[CNA LOGO]

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February 24, 2000
--------------------------------------------------------------------------------
Dear Contractholder:

    This Annual Report includes the statements of assets and liabilities as of December 31, 1999, statements of operations for the year then ended, statements of changes in net assets for the two years ended December 31, 1999 and the Independent Auditors' Report thereon for each of the subaccounts available through your CNA Capital Select(R) Variable Life contract/policy.*

    These subaccounts are managed by widely recognized portfolio managers such as Federated, Fidelity, Fred Alger, MFS and others. It's worth noting that during 1999, CNA added Janus to this list of popular portfolio managers when we made six Janus portfolios available to you and other contractowners.

    In addition to performance information, a full list of the subaccounts currently available (complete with information detailing the total shares and market value held by CNA Capital Select VUL contract owners in aggregate), contractual information about the separately held subaccounts, and other notes of interest.

    CNA Capital Select Variable Universal Life Insurance is issued by Valley Forge Life Insurance Company, one of the CNA companies.

    For more than a century, CNA has been helping people across America meet their insurance and financial needs. We hope that CNA Capital Select Variable Universal Life -- with its multiple investment options,** flexible premium schedules and competitive cost of insurance -- will continue to help you meet your needs, as well.

    To that end, I encourage you to read the enclosed annual report fully. If you have questions, please contact your CNA representative. Or call our administrative offices, toll-free, at 1-800-827-2621.

    Thanks again for doing business with CNA.

Sincerely,

David M. Chermow
David M. Chernow
Senior Vice President & Chief Operating Officer
CNA Investment Products

     *Although a guaranteed-interest option is available in connection with CNA Capital Select Variable Universal Life Insurance, financial reports regarding this fixed-interest fund are not included in this report.

    **As with many investment products, performance results will vary, and the cash value of your contract might show an increase or decrease when you withdraw your money. It's important to remember that taxes will be due to the extent that any earnings are withdrawn. And, in certain circumstances, withdrawals prior to age 59 1/2 can result in government-imposed penalties and other charges.
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                                        1
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                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                                              FIDELITY
                                      FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY     FIDELITY
                                     PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
         DECEMBER 31, 1999             FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                           $1,337,536    $123,711      $107,312       $628,527      $266,010    $1,819,650   $1,141,432
                                     ----------    --------      --------       --------      --------    ----------   ----------
TOTAL ASSETS                          1,337,536     123,711       107,312        628,527       266,010     1,819,650    1,141,432
                                     ----------    --------      --------       --------      --------    ----------   ----------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                          (26,564)       (867)       --            (13,051)        --           --         (601,696)
                                     ----------    --------      --------       --------      --------    ----------   ----------
TOTAL LIABILITIES                       (26,564)       (867)       --            (13,051)        --           --         (601,696)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                           $1,310,972    $122,844      $107,312       $615,476      $266,010    $1,819,650   $  539,736
=================================================================================================================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost               $1,310,972    $122,453      $109,593       $623,780      $247,427    $1,879,231   $1,080,717
=================================================================================================================================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                         JANUS                                    JANUS         JANUS
                                           VAN ECK       ASPEN         JANUS        JANUS         ASPEN         ASPEN
                                           EMERGING     CAPITAL        ASPEN        ASPEN       FLEXIBLE    INTERNATIONAL
                                           MARKETS    APPRECIATION    GROWTH       BALANCED      INCOME        GROWTH
            DECEMBER 31, 1999                FUND      PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at market value (see
    supplemental cost information below)   $ 85,808     $231,654     $118,851      $ 12,165     $    217       $31,404
                                           --------     --------     --------      --------     --------       -------
TOTAL ASSETS                                 85,808      231,654      118,851        12,165          217        31,404
                                           --------     --------     --------      --------     --------       -------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                --          --            --              (23)          (1)          (14)
                                           --------     --------     --------      --------     --------       -------
TOTAL LIABILITIES                             --          --            --              (23)          (1)          (14)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                 $ 85,808     $231,654     $118,851      $ 12,142     $    216       $31,390
=========================================================================================================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                     $ 60,834     $192,395     $102,538      $ 11,102     $    215       $26,521
=========================================================================================================================

                                              JANUS
                                              ASPEN
                                            WORLD WIDE
                                              GROWTH
            DECEMBER 31, 1999               PORTFOLIO
------------------------------------------  ----------
ASSETS:
  Investments, at market value (see
    supplemental cost information below)     $ 94,996
                                             --------
TOTAL ASSETS                                   94,996
                                             --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                 --
                                             --------
TOTAL LIABILITIES                              --
------------------------------------------
NET ASSETS                                   $ 94,996
==========================================
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $ 77,201
==========================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        2
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--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       THE ALGER                   THE ALGER                           MFS                                        VAN ECK
        AMERICAN      THE ALGER    AMERICAN      MFS                  GROWTH      MFS        MFS       SOGEN     WORLDWIDE
         SMALL         AMERICAN     MIDCAP     EMERGING     MFS        WITH     LIMITED     TOTAL     OVERSEAS     HARD
     CAPITALIZATION     GROWTH      GROWTH      GROWTH    RESEARCH    INCOME    MATURITY    RETURN    VARIABLE    ASSETS
       PORTFOLIO      PORTFOLIO    PORTFOLIO    SERIES     SERIES     SERIES     SERIES     SERIES      FUND       FUND
--------------------------------------------------------------------------------------------------------------------------
        $306,155      $1,359,820   $457,509    $915,394   $428,976   $502,242   $77,690    $341,613   $288,735    $23,391
        --------      ----------   --------    --------   --------   --------   -------    --------   --------    -------
         306,155       1,359,820    457,509     915,394    428,976    502,242    77,690     341,613    288,735     23,391
        --------      ----------   --------    --------   --------   --------   -------    --------   --------    -------
         (14,699)         --         (3,400)         (8)    (2,698)      (373)   (4,181)      --         --           (26)
        --------      ----------   --------    --------   --------   --------   -------    --------   --------    -------
         (14,699)         --         (3,400)         (8)    (2,698)      (373)   (4,181)      --         --           (26)
--------------------------------------------------------------------------------------------------------------------------
        $291,456      $1,359,820   $454,109    $915,386   $426,278   $501,869   $73,509    $341,613   $288,735    $23,365
==========================================================================================================================
        $253,752      $1,193,861   $387,900    $686,138   $348,548   $466,568   $77,882    $350,610   $247,934    $22,339
==========================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                   FIDELITY    FIDELITY
                                           FEDERATED    FEDERATED    FEDERATED      EQUITY-      ASSET     FIDELITY     FIDELITY
                                          PRIME MONEY    UTILITY    HIGH INCOME     INCOME      MANAGER    INDEX 500   CONTRAFUND
  FOR THE YEAR ENDED DECEMBER 31, 1999      FUND II      FUND II    BOND FUND II   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Dividend income                        $ 34,277      $ 5,412      $  6,010     $ 18,590     $13,097    $   8,382   $  16,984
                                           --------      -------      --------     --------     -------    ---------   ---------
                                             34,277        5,412         6,010       18,590      13,097        8,382      16,984
                                           --------      -------      --------     --------     -------    ---------   ---------
Expenses:
    Mortality and expense risk charges        6,667          803           750        4,465       1,936        9,965       6,231
    Policy fees/Cost of insurance            75,698       10,867        12,804       52,685      20,302      135,236      78,259
                                           --------      -------      --------     --------     -------    ---------   ---------
                                             82,365       11,670        13,554       57,150      22,238      145,201      84,490
                                           --------      -------      --------     --------     -------    ---------   ---------
      NET INVESTMENT INCOME (LOSS)          (48,088)      (6,258)       (7,544)     (38,560)     (9,141)    (136,819)    (67,506)
Investment gains and (losses):
  Net realized gains (losses)                 -              750        (2,687)       4,507       6,698       69,785     142,245
  Net unrealized gains (losses)               -           (3,365)       (2,743)     (22,236)     11,758     (105,956)   (584,391)
                                           --------      -------      --------     --------     -------    ---------   ---------
      NET REALIZED AND UNREALIZED
        INVESTMENT GAINS (LOSSES)             -           (2,615)       (5,430)     (17,729)     18,456      (36,171)   (442,146)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $(48,088)     $(8,873)     $(12,974)    $(56,289)    $ 9,315    $(172,990)  $(509,652)
=================================================================================================================================

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       JANUS                                 JANUS         JANUS         JANUS
                                         VAN ECK       ASPEN         JANUS       JANUS       ASPEN         ASPEN         ASPEN
                                         EMERGING     CAPITAL        ASPEN       ASPEN     FLEXIBLE    INTERNATIONAL   WORLD WIDE
                                         MARKETS    APPRECIATION    GROWTH     BALANCED     INCOME        GROWTH         GROWTH
 FOR THE YEAR ENDED DECEMBER 31, 1999      FUND      PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Dividend income                         -           -             -           -          -             -              -
                                         -------      -------       -------     -------      ----         -------       -------
                                            -           -             -           -          -             -              -
                                         -------      -------       -------     -------      ----         -------       -------
Expenses:
    Mortality and expense risk charges   $   167      $   453       $   133     $    12      -            $    58       $   157
    Policy fees/Cost of insurance          6,146        1,330           684         137      $ 38             293           651
                                         -------      -------       -------     -------      ----         -------       -------
                                           6,313        1,783           817         149        38             351           808
                                         -------      -------       -------     -------      ----         -------       -------
      NET INVESTMENT INCOME (LOSS)        (6,313)      (1,783)         (817)       (149)      (38)           (351)         (808)
Investment gains and (losses):
  Net realized gains (losses)              6,510       23,381          (237)         11      -             11,007        11,697
  Net unrealized gains (losses)           25,767       39,259        16,313       1,040         1           4,869        17,795
                                         -------      -------       -------     -------      ----         -------       -------
      NET REALIZED AND UNREALIZED
        INVESTMENT GAINS (LOSSES)         32,277       62,640        16,076       1,051         1          15,876        29,492
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $25,964      $60,857       $15,259     $   902      $(37)        $15,525       $28,684
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       THE ALGER                    THE ALGER                              MFS                                            VAN ECK
        AMERICAN       THE ALGER    AMERICAN       MFS                    GROWTH       MFS         MFS        SOGEN      WORLDWIDE
         SMALL         AMERICAN      MIDCAP      EMERGING      MFS         WITH      LIMITED      TOTAL      OVERSEAS      HARD
     CAPITALIZATION     GROWTH       GROWTH       GROWTH     RESEARCH     INCOME     MATURITY     RETURN     VARIABLE     ASSETS
       PORTFOLIO       PORTFOLIO    PORTFOLIO     SERIES      SERIES      SERIES      SERIES      SERIES       FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------
        $16,693        $ 62,822      $38,874        -        $ 2,935     $  1,986    $ 4,218     $ 12,074    $  3,304     $   190
        -------        --------      -------     --------    --------    --------    -------     --------    --------     -------
         16,693          62,822       38,874        -          2,935        1,986      4,218       12,074       3,304         190
        -------        --------      -------     --------    --------    --------    -------     --------    --------     -------
          1,619           7,580        2,650     $ 4,133       3,363        3,016        586        2,243       2,004         154
         21,221          90,363       30,100      58,872      36,824       39,310      8,706       26,801      31,183       2,422
        -------        --------      -------     --------    --------    --------    -------     --------    --------     -------
         22,840          97,943       32,750      63,005      40,187       42,326      9,292       29,044      33,187       2,576
        -------        --------      -------     --------    --------    --------    -------     --------    --------     -------
         (6,147)        (35,121)       6,124     (63,005)    (37,252)     (40,340)    (5,074)     (16,970)    (29,883)     (2,386)
         23,168          77,813        9,208      23,492      10,097        5,229       (210)       4,670      38,990         760
         27,800         122,720       43,822     188,807      59,131       18,997     (3,124)     (14,859)     42,033       1,839
        -------        --------      -------     --------    --------    --------    -------     --------    --------     -------
         50,968         200,533       53,030     212,299      69,228       24,226     (3,334)     (10,189)     81,023       2,599
----------------------------------------------------------------------------------------------------------------------------------
        $44,821        $165,412      $59,154     $149,294    $31,976     $(16,114)   $(8,408)    $(27,159)   $ 51,140     $   213
==================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                              FIDELITY
                                      FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY     FIDELITY
                                     PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
FOR THE YEAR ENDED DECEMBER 31, 1999   FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)        $  (48,088)   $ (6,258)     $ (7,544)      $(38,560)     $ (9,141)   $ (136,819)   $(67,506)
 Net realized and unrealized
   investment gains (losses)             -           (2,615)       (5,430)       (17,729)       18,456       (36,171)   (442,146)
                                     ----------    --------      --------       --------      --------    ----------    --------
   Change in net assets resulting
     from operations                    (48,088)     (8,873)      (12,974)       (56,289)        9,315      (172,990)   (509,652)
                                     ----------    --------      --------       --------      --------    ----------    --------
From capital transactions:
 Net premiums/deposits                1,215,907      85,733        78,714        410,539       148,962     1,212,597     672,068
 Surrenders and withdrawals              (1,542)         19          (941)         1,122          (523)       (9,452)     (3,707)
 Transfers in (out of) subaccounts,
   net -- Note 1                       (702,832)     (3,776)      (22,988)       (39,350)       22,540       369,492      53,687
                                     ----------    --------      --------       --------      --------    ----------    --------
   Change in net assets resulting
     from capital transactions          511,533      81,976        54,785        372,311       170,979     1,572,637     722,048
                                     ----------    --------      --------       --------      --------    ----------    --------
Increase in net assets                  463,445      73,103        41,811        316,022       180,294     1,399,647     212,396
Net assets at beginning of period       847,527      49,741        65,501        299,454        85,716       420,003     327,340
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $1,310,972    $122,844      $107,312       $615,476      $266,010    $1,819,650    $539,736
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF
 PERIOD                              $     1.00    $  14.35      $  10.24       $  25.71      $  18.67    $   167.41    $  29.15
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD    1,310,972       8,561        10,480         23,939        14,248        10,869      18,516
=================================================================================================================================
FOR THE YEAR ENDED DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)        $  (14,476)   $ (3,056)     $ (5,532)      $(22,666)     $ (6,180)   $  (38,788)   $(22,765)
 Net realized and unrealized
   investment gains (losses)             -            3,330           192         11,559         6,583        46,453      46,063
                                     ----------    --------      --------       --------      --------    ----------    --------
   Change in net assets resulting
     from operations                    (14,476)        274        (5,340)       (11,107)          403         7,665      23,298
                                     ----------    --------      --------       --------      --------    ----------    --------
From capital transactions:
 Net premiums/deposits                1,100,864      36,000        58,181        263,891        61,909       327,244     246,088
 Surrenders and withdrawals                (572)        (83)         (165)        (2,423)         (129)       (6,058)     (1,201)
 Transfers in (out of) subaccounts,
   net -- Note 1                       (303,884)       (229)        8,694         22,472        16,042        50,804      36,435
                                     ----------    --------      --------       --------      --------    ----------    --------
   Change in net assets resulting
     from capital transactions          796,408      35,688        66,710        283,940        77,822       371,990     281,322
                                     ----------    --------      --------       --------      --------    ----------    --------
Increase (decrease) in net assets       781,932      35,962        61,370        272,833        78,225       379,655     304,620
Net assets at beginning of period        65,595      13,779         4,131         26,621         7,491        40,348      22,720
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD          $  847,527    $ 49,741      $ 65,501       $299,454      $ 85,716    $  420,003    $327,340
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF
 PERIOD                              $     1.00    $  15.27      $  10.92       $  25.42      $  18.16    $   141.25    $  24.44
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD      847,527       3,257         5,998         11,780         4,720         2,973      13,394
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

      THE ALGER                   THE ALGER
       AMERICAN      THE ALGER    AMERICAN      MFS
        SMALL         AMERICAN     MIDCAP     EMERGING     MFS
    CAPITALIZATION     GROWTH      GROWTH      GROWTH    RESEARCH
      PORTFOLIO      PORTFOLIO    PORTFOLIO    SERIES     SERIES
-----------------------------------------------------------------
       $ (6,147)     $ (35,121)   $  6,124    $(63,005)  $(37,252)
         50,968        200,533      53,030    212,299     69,228
       --------      ----------   --------    --------   --------
         44,821        165,412      59,154    149,294     31,976
       --------      ----------   --------    --------   --------
        149,226        813,146     190,974    344,008    187,325
         (1,485)       (25,742)       (972)    (3,708)    (1,274)
        (32,320)       126,761      36,116    139,533      2,955
       --------      ----------   --------    --------   --------
        115,421        914,165     226,118    479,833    189,006
       --------      ----------   --------    --------   --------
        160,242      1,079,577     285,272    629,127    220,982
       $131,214        280,243     168,837    286,259    205,296
-----------------------------------------------------------------
       $291,456      $1,359,820   $454,109    $915,386   $426,278
=================================================================
       $  55.15      $   64.38    $  32.23    $ 37.94    $ 23.34
=================================================================
          5,285         21,122      14,090     24,127     18,264
=================================================================
-----------------------------------------------------------------
       $ (3,424)     $  (6,097)   $ (9,436)   $(22,642)  $(15,787)
          4,449         44,836      22,499     40,816     18,836
       --------      ----------   --------    --------   --------
          1,025         38,739      13,063     18,174      3,049
       --------      ----------   --------    --------   --------
         88,005        171,948     119,140    214,349    173,364
           (313)        (1,636)     (1,360)      (734)    (2,718)
         26,949         37,058      26,519     27,749     11,059
       --------      ----------   --------    --------   --------
        114,641        207,370     144,299    241,364    181,705
       --------      ----------   --------    --------   --------
        115,666        246,109     157,362    259,538    184,754
         15,548         34,134      11,475     26,721     20,542
-----------------------------------------------------------------
       $131,214      $ 280,243    $168,837    $286,259   $205,296
=================================================================
       $  43.97      $   53.22    $  28.87    $ 21.47    $ 19.05
=================================================================
          2,984          5,266       5,848     13,333     10,777
=================================================================

       MFS                                        VAN ECK
      GROWTH      MFS        MFS       SOGEN     WORLDWIDE   VAN ECK
       WITH     LIMITED     TOTAL     OVERSEAS     HARD      EMERGING
      INCOME    MATURITY    RETURN    VARIABLE    ASSETS     MARKETS
      SERIES     SERIES     SERIES      FUND       FUND        FUND
---
     $(40,340)  $(5,074)   $(16,970)  $(29,883)   $(2,386)   $ (6,313)
       24,226    (3,334)    (10,189)   81,023       2,599      32,277
     --------   --------   --------   --------    -------    --------
      (16,114)   (8,408)    (27,159)   51,140         213      25,964
     --------   --------   --------   --------    -------    --------
      301,314    42,954     243,333    94,031      14,568      40,337
       (2,829)     (315)       (547)    2,448         (75)     (1,098)
        8,922   (14,192)     (2,322)    6,797      (1,744)      1,766
     --------   --------   --------   --------    -------    --------
      307,407    28,447     240,464   103,276      12,749      41,005
     --------   --------   --------   --------    -------    --------
      291,293    20,039     213,305   154,416      12,962      66,969
      210,576    53,470     128,308   134,319      10,403      18,839
---
     $501,869   $73,509    $341,613   $288,735    $23,365    $ 85,808
===
     $  21.31   $  9.81    $  17.75   $ 14.18     $ 10.96    $  14.26
===
       23,551     7,493      19,245    20,362       2,132       6,017
===
---
     $(18,580)  $(4,763)   $ (5,524)  $(14,549)   $  (417)   $ (3,614)
       12,276      (499)      6,093    (3,210)     (3,800)     (3,708)
     --------   --------   --------   --------    -------    --------
       (6,304)   (5,262)        569   (17,759)     (4,217)     (7,322)
     --------   --------   --------   --------    -------    --------
      141,269    47,751      97,181   135,934       9,690      20,390
       (2,367)     (363)       (194)   (2,482)       (156)       (296)
       51,081        (7)     28,785     5,437        (816)       (690)
     --------   --------   --------   --------    -------    --------
      189,983    47,381     125,772   138,889       8,718      19,404
     --------   --------   --------   --------    -------    --------
      183,679    42,119     126,341   121,130       4,501      12,082
       26,897    11,351       1,967    13,189       5,902       6,757
---
     $210,576   $53,470    $128,308   $134,319    $10,403    $ 18,839
===
     $  20.11   $ 10.16    $  18.12   $ 10.07     $  9.20    $   7.12
===
       10,471     5,263       7,081    13,339       1,131       2,646
===

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                       JANUS                                 JANUS         JANUS         JANUS
                                                       ASPEN         JANUS       JANUS       ASPEN         ASPEN         ASPEN
                                                      CAPITAL        ASPEN       ASPEN     FLEXIBLE    INTERNATIONAL   WORLD WIDE
                                                    APPRECIATION    GROWTH     BALANCED     INCOME        GROWTH         GROWTH
       FOR THE YEAR ENDED DECEMBER 31, 1999          PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
From operations:
 Net investment income (loss)                         $ (1,783)    $   (817)    $  (149)    $   (38)      $  (351)      $  (808)
 Net realized and unrealized investment gains
   (losses)                                             62,640       16,076       1,051           1        15,876        29,492
                                                      --------     --------     -------     -------       -------       -------
   Change in net assets resulting from operations       60,857       15,259         902         (37)       15,525        28,684
                                                      --------     --------     -------     -------       -------       -------
From capital transactions:
 Net premiums/deposits                                 170,800      103,592      11,240         253        15,865        66,312
 Surrenders and withdrawals                             -             -           -           -            -              -
 Transfers in (out of) subaccounts, net -- Note 1           (3)       -           -           -            -              -
                                                      --------     --------     -------     -------       -------       -------
   Change in net assets resulting from capital
     transactions                                      170,797      103,592      11,240         253        15,865        66,312
                                                      --------     --------     -------     -------       -------       -------
Increase in net assets                                 231,654      118,851      12,142         216        31,390        94,996
Net assets at beginning of period                       -             -           -           -            -              -
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD                           $231,654     $118,851     $12,142     $   216       $31,390       $94,996
=================================================================================================================================
NET ASSET VALUE PER UNIT AT END OF PERIOD             $  33.17     $  33.65     $ 27.92     $ 11.42       $ 38.67       $ 47.75
=================================================================================================================================
UNITS OUTSTANDING AT END OF PERIOD                       6,984        3,532         435          19           812         1,989
=================================================================================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              NOTE 1. ORGANIZATION
--------------------------------------------------------------------------------

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Capital Select variable life policy ("Policy"). Under the terms of the Policy, policyowners select where the net premium payments of the Policy are invested. The policyowner may choose to invest in either the Variable Account, the fixed account ("Fixed Account") or both the Variable Account and Fixed Account. Policyholders who invest in the Variable Account are hereinafter referred to as the contractholder.

     The Variable Account currently offers 24 subaccounts each of which invests in shares of a corresponding fund ("Fund"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
------------------------------------------------------------

FEDERATED ADVISERS:
  Federated Prime Money Fund II
  Federated Utility Fund II
  Federated High Income Bond Fund II

FIDELITY MANAGEMENT & RESEARCH COMPANY:
  Fidelity Variable Insurance Products Fund
    Equity-Income Portfolio
    ("Fidelity Equity-Income Portfolio")

  Fidelity Variable Insurance Products Fund II
    Asset Manager Portfolio
    ("Fidelity Asset Manager Portfolio")

  Fidelity Variable Insurance Products Fund II
    Index 500 Portfolio ("Fidelity Index 500 Portfolio")

  Fidelity Variable Insurance Products Fund II
    Contrafund Portfolio
    ("Fidelity Contrafund Portfolio")

FRED ALGER MANAGEMENT, INC.:
  The Alger American Small Capitalization Portfolio
  The Alger American Growth Portfolio
  The Alger American MidCap Growth Portfolio
------------------------------------------------------------
INVESTMENT ADVISOR:
  FUND/SUBACCOUNT
------------------------------------------------------------

MASSACHUSETTS FINANCIAL SERVICES COMPANY:
  MFS Emerging Growth Series
  MFS Research Series
  MFS Growth With Income Series
  MFS Limited Maturity Series (closed to
    new investments)
  MFS Total Return Series

SOCIETE GENERALE ASSET MANAGEMENT CORP.:
  SoGen Overseas Variable Fund

VAN ECK ASSOCIATES CORPORATION:
  Van Eck Worldwide Hard Assets Fund
  Van Eck Emerging Markets Fund

JANUS CAPITAL CORPORATION --
INSTITUTIONAL CLASS
  Janus Aspen Capital Appreciation Portfolio
  Janus Aspen Growth Portfolio
  Janus Aspen Balanced Portfolio
  Janus Aspen Flexible Income Portfolio
  Janus Aspen International Growth Portfolio
  Janus Aspen World Wide Growth Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NOTE 1. ORGANIZATION (CONTINUED)
--------------------------------------------------------------------------------

     The Fixed Account is part of the general account of VFL and is an investment option available to contractholders. The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Account.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account, or transfer all or part of amounts in the Fixed Account to any subaccount(s). The MFS Limited Maturity Series subaccount is not available to receive transfers from new participants as of May 1, 1999.
--------------------------------------------------------------------------------

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

     VALUATION OF INVESTMENTS -- Investments consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the statement of operations.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds which are recognized on the date of record.

     REALIZED INVESTMENT GAINS AND LOSSES -- Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.
--------------------------------------------------------------------------------

                         NOTE 3. CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

     Monthly deductions are made from each contractholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
                               DECEMBER 31, 1999
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   NOTE 3. CHARGES AND DEDUCTIONS (CONTINUED)
--------------------------------------------------------------------------------
deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the contractholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the contractholder's investments in such accounts.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the contractholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits). Net premiums after these deductions are invested in the mutual funds.

     VFL permits 12 transfers between and among the subaccounts (one of which can be applied to the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.
--------------------------------------------------------------------------------

                      NOTE 4. DIVERSIFICATION REQUIREMENTS
--------------------------------------------------------------------------------

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Contractholders of Valley Forge Life Insurance Company Variable Universal Life Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

     We have audited the accompanying statement of assets and liabilities of the subaccounts of Valley Forge Life Insurance Company Variable Life Separate Account (the "Account") as of December 31, 1999, the statements of operations for the year ended December 31, 1999, and changes in net assets for the two years ended December 31, 1999. The subaccounts that collectively comprise the Account are the Federated Prime Money Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Fidelity Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Variable Insurance Products Fund II Index 500 Portfolio, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, The Alger American Fund Small Capitalization Portfolio, The Alger American Growth Portfolio, The Alger American MidCap Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth with Income Series, MFS Limited Maturity Series, MFS Total Return Series, SoGen Overseas Variable Fund, Van Eck Worldwide Hard Assets, Van Eck Emerging Markets Fund, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Flexible Income Portfolio, Janus Aspen International Growth Portfolio and Janus Aspen World Wide Growth Portfolio. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Account as of December 31, 1999, the results of their operations for the year ended December 31, 1999, and the changes in their net assets for the two years ended December 31, 1999, are in conformity with generally accepted accounting principles.
Deloitte & Touche LLP
Chicago, Illinois
February 24, 2000

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       MANAGEMENT'S DISCUSSION OF IMPACT OF YEAR 2000 ON VARIABLE ACCOUNT
--------------------------------------------------------------------------------

     Separate Account does not maintain any systems, it relies on the systems of CNA and the systems of other business partners.

     CNA believes that it has successfully resolved the Year 2000 issue. There were no problems observed that would affect the normal processing of CNA business. No significant processing or other computer problems related to Year 2000 have arisen at CNA nor in any of the systems of the Separate Account business partners. Going forward, CNA does not expect any Year 2000 systems processing problems that would have a material impact on the results of operations or equity of CNA or of the Separate Account.

--------------------------------------------------------------------------------

The principal underwriter of this product is CNA Investor Services, Inc., a registered broker-dealer and member of the National Association of Securities Dealers. CNA Investor Services, Inc., is an affiliate of the CNA Financial Corporation. CNA Capital Select Variable Universal Life is issued by the Valley Forge Life Insurance Company, one of the CNA companies.

CNA is a registered service mark of the CNA Financial Corporation. The policy form numbers for this product are: V100-1132-A Series, V100-1133-A Series. CNA Capital Select Variable Universal Life is not available in all states.

MAILING ADDRESS:
CNA Insurance Companies
Variable Product Team
P.O. Box 305139
Nashville TN 37230-5139






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AG-132667-B       2/00 Printed in USA